CONSOLIDATED INCOME STATEMENT - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit (loss) [abstract]
Sales		$ 1,615,222	$ 2,242,002	[1]	$ 1,732,276	[1]
Cost of sales		(1,214,397)	(1,446,677)	[1]	(1,043,275)	[1]
Other operating income		54,213	45,844	[1]	18,100	[1]
Staff costs		(285,029)	(338,862)	[1]	(300,035)	[1]
Other operating expense		(225,705)	(277,560)	[1]	(234,399)	[1]
Depreciation and amortization charges, operating allowances and write-downs		(120,194)	(113,837)	[1]	(100,402)	[1]
Impairment losses		(175,899)	(58,919)	[1]	(31,641)	[1]
Net (loss) gain due to changes in the value of assets		(1,574)	(7,623)	[1]	7,504	[1]
(Loss) gain on disposal of non-current assets		(2,223)	14,564	[1]	(4,316)	[1]
Bargain purchase gain	[1]		40,142
Other losses	[1]				(2,613)
Operating (loss) profit		(355,586)	99,074	[1]	41,199	[1]
Finance income		1,380	4,858	[1]	2,409	[1]
Finance costs		(63,225)	(57,066)	[1]	(59,969)	[1]
Financial derivative gain (loss)		2,729	2,838	[1]	(6,850)	[1]
Exchange differences		2,884	(14,136)	[1]	8,214	[1]
(Loss) profit before tax		(411,818)	35,568	[1]	(14,997)	[1]
Income tax benefit (expense)		41,541	(20,459)	[1]	14,225	[1]
(Loss) profit for the year from continuing operations		(370,277)	15,109	[1]	(772)	[1]
(Loss) for the year from discontinued operations		84,637	9,464	[1]	(5,050)	[1]
(Loss) profit for the year		(285,640)	24,573	[1]	(5,822)	[1]
Loss attributable to non-controlling interests		5,039	19,088	[1]	5,144	[1]
(Loss) profit attributable to the Parent		(280,601)	43,661	[1]	(678)	[1]
Earnings per share
(Loss) profit attributable to the Parent (US$'000)		$ (280,601)	$ 43,661	[1]	$ (678)	[1]
Weighted average basic shares outstanding		169,152,905	171,406,272	[1]	171,949,128	[1]
Basic (loss) earnings per ordinary share (US$)		$ (1.66)	$ 0.25	[1]	$ 0.00	[1]
Effect of dilutive securities	[1]		123,340.00
Weighted average dilutive shares outstanding		169,152,905	171,529,612	[1]	171,949,128	[1]
Diluted (loss) earnings per ordinary share (US$)		$ (1.66)	$ 0.25	[1]	$ 0.00	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.